LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Lease commitments
2021	$ 44,103	$ 55,551	$ 61,304
Total	$ 50,436	55,551	61,304
Less: amount representing interest		529	6,297
Total operating lease liabilities		55,022	55,007	$ 252,079
Current operating lease liabilities		55,022	47,904	57,990
Long-term obligations		$ 0	$ 7,103	$ 194,089